Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Revenue	₩ 24,230,124	₩ 23,475,567	₩ 24,336,571
Cost of sales	(21,587,554)	(21,607,240)	(21,251,305)
Gross profit	2,642,570	1,868,327	3,085,266
Selling expenses	(817,611)	(1,057,753)	(834,062)
Administrative expenses	(755,340)	(947,978)	(938,214)
Research and development expenses	(1,098,736)	(1,221,978)	(1,221,198)
Other income	1,784,646	1,267,251	1,004,137
Other expenses	(1,999,280)	(3,097,743)	(1,115,233)
Finance income	438,786	276,732	254,131
Finance costs	(802,678)	(443,247)	(326,893)
Equity in income of equity accounted investees, net	12,545	12,147	700
Loss before income tax	(595,098)	(3,344,242)	(91,366)
Income tax expense (benefit)	(524,462)	(472,164)	88,077
Loss for the year	(70,636)	(2,872,078)	(179,443)
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	148,436	128,640	5,690
Other comprehensive income from associates	39	238	20
Related income tax	(38,032)	(35,235)	(1,169)
Items that will never be reclassified to profit or loss	110,443	93,643	4,541
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Foreign currency translation differences for foreign operations	48,181	106,690	(19,987)
Other comprehensive income (loss) from associates	(210)	3,925	37
Items that are or may be reclassified to profit or loss	47,971	110,615	(19,950)
Other comprehensive income (loss) for the year, net of income tax	158,414	204,258	(15,409)
Total comprehensive income (loss) for the year	87,778	(2,667,820)	(194,852)
Profit (loss) attributable to:
Owners of the Controlling Company	(89,342)	(2,829,705)	(207,239)
Non-controlling interests	18,706	(42,373)	27,796
Loss for the year	(70,636)	(2,872,078)	(179,443)
Total comprehensive income (loss) attributable to:
Owners of the Controlling Company	59,730	(2,636,948)	(215,386)
Non-controlling interests	28,048	(30,872)	20,534
Total comprehensive income (loss) for the year	₩ 87,778	₩ (2,667,820)	₩ (194,852)
Loss per share (in won)
Basic and diluted loss per share	₩ (250)	₩ (7,908)	₩ (579)